Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expense	$ 25,502	$ 24,083	[1]	$ 20,695

[1]	See Note 2D